STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	235,000		245,607
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	275,000		301,586
				547,193
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	260,403		264,228
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		260,847
				525,075
Automobiles & Components - .1%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	150,000		161,651
General Motors Financial, Sr. Unscd. Notes	2.70	8/20/2027	150,000		152,686
				314,337
Banks - .8%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		206,961
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	440,000		472,396
Citigroup, Sub. Notes	4.45	9/29/2027	435,000		484,168
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		318,656
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		206,035
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[a,b]	287,354
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[b,c]	203,685
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	475,000		469,895
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	260,000		303,149
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[b,c]	289,425
Societe Generale, Sub. Notes	4.75	11/24/2025	250,000	[c]	272,331
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	395,000		558,371
				4,072,426
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	300,000		381,353
Chemicals - .1%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	375,000		416,760
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	230,000	[c]	239,896
				656,656

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.8% (continued)
Commercial & Professional Services - .2%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	300,000	333,050
Novant Health, Unscd. Bonds	2.64	11/1/2036	200,000	203,112
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	408,877
				945,039
Commercial Mortgage Pass-Through Certificates - .2%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	90,498	90,444
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	220,078	224,870
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	551,508
				866,822
Consumer Discretionary - .0%
Marriott International, Sr. Unscd. Notes, Cl. II	2.75	10/15/2033	150,000	145,935
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	200,000	196,176
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	375,000	376,159
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	500,000	[c] 502,981
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	275,000	274,240
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	200,000	202,157
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	250,000	[c] 242,649
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	350,000	[c] 361,758
				2,156,120
Electronic Components - .1%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	300,000	326,596
Energy - .4%
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	283,256
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	200,000	204,120
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	215,000	225,813
Enbridge, Gtd. Notes	2.50	8/1/2033	195,000	191,970
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	440,000	503,749
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	188,274
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	200,000	226,563
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	225,000	221,526
Valero Energy, Sr. Unscd. Notes	2.80	12/1/2031	175,000	172,336
				2,217,607

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Environmental Control - .0%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000		245,593
Financials - .1%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a,c]	259,948
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000		284,702
Health Care - .3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	285,000		302,809
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	230,000		316,059
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	225,000		222,226
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	360,000		438,952
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	2.81	6/1/2041	175,000		179,022
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000		238,164
				1,697,232
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	200,000		198,418
Information Technology - .2%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	230,000		243,765
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		225,188
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	225,000		268,302
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000		299,698
				1,036,953
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[a,b]	101,500
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	275,000		353,618
				455,118
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	1.00	5/12/2026	350,000		346,037
eBay, Sr. Unscd. Notes	1.90	3/11/2025	300,000		303,974
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	280,000	[c]	305,882
				955,893
Media - .1%
Sky, Gtd. Notes	3.75	9/16/2024	425,000	[c]	454,536
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000	[a]	150,680
				605,216
Metals & Mining - .0%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	225,000	[c]	218,382
Municipal Securities - .7%
California, GO	3.38	4/1/2025	175,000		188,537

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.8% (continued)
Municipal Securities - .7% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000	525,372
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000	159,166
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	391,503
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	361,967
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	200,000	196,751
New York City, GO, Refunding Ser. D	1.92	8/1/2031	175,000	172,628
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000	261,167
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000	257,019
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	280,000	281,620
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	250,000	290,227
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	210,000	211,923
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	340,000	410,621
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	160,000	156,342
				3,864,843
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	215,000	237,656
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	400,000	468,134
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	200,000	213,157
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	175,000	171,638
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000	277,967
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	176,334
Spirit Realty, Gtd. Notes	2.10	3/15/2028	225,000	220,820
				1,765,706

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Retailing - .2%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	275,000	[c]	261,525
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	225,000		247,440
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	280,000		264,047
				773,012
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Gtd. Notes	2.45	2/15/2031	175,000	[c]	168,565
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	295,701
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		256,023
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	310,000	[c]	307,246
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	115,000	[c]	113,381
NXP Funding, Gtd. Notes	2.70	5/1/2025	100,000	[c]	103,601
				1,244,517
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	255,000		327,454
Telecommunication Services - .3%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	345,000		412,847
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		331,233
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	325,000		310,587
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	140,000		149,000
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	310,000		443,099
				1,646,766
Transportation - .2%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	175,000	[d]	177,268
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	250,000		271,845
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	290,000		308,395
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	235,000		245,806
				1,003,314
U.S. Government Agencies Mortgage-Backed - 3.2%
Federal Home Loan Mortgage Corp.:
1.50%, 9/1/2036-10/1/2050			560,215	[e]	550,740
2.00%, 8/1/2041			395,877	[e]	403,383
2.50%, 6/1/2041			457,989	[e]	475,287
3.00%, 7/1/2051			365,095	[e]	379,670
3.50%, 5/1/2051			470,014	[e]	494,059
5.00%, 8/1/2049			115,020	[e]	126,641
Federal National Mortgage Association:
2.00%, 7/1/2036-11/1/2051			2,996,282	[e]	3,017,819
2.50%, 12/1/2036-11/1/2051			2,508,905	[e]	2,577,619
3.00%, 1/1/2035-9/1/2051			1,748,969	[e]	1,829,472
3.50%, 5/1/2051			332,750	[e]	349,958
4.00%, 2/1/2050-12/1/2051			1,095,440	[e]	1,172,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Government Agencies Mortgage-Backed - 3.2% (continued)
4.50%, 3/1/2050			219,452	[e]	236,897
Government National Mortgage Association I:
4.00%, 7/15/2049			113,152		121,345
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			1,211,070		1,225,006
2.50%, 5/20/2051			684,265		691,832
3.00%, 6/20/2050-11/20/2051			776,877		807,373
3.50%, 7/20/2051-9/20/2051			1,179,520		1,237,772
4.00%, 2/20/2051-5/20/2051			782,340		812,951
4.50%, 7/20/2051			449,732		480,477
				16,991,253
U.S. Treasury Securities - 2.7%
U.S. Treasury Bonds	1.13	8/15/2040	305,000		269,758
U.S. Treasury Bonds	1.88	2/15/2041	605,000		607,151
U.S. Treasury Bonds	2.00	8/15/2051	300,000		314,250
U.S. Treasury Bonds	2.38	5/15/2051	255,000		289,305
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	320,748	[f]	344,628
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	1,040,740	[f]	1,119,969
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	317,962	[f]	351,684
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	653,552	[f]	714,126
U.S. Treasury Notes	0.13	12/31/2022	310,000		309,479
U.S. Treasury Notes	0.13	7/31/2023	260,000		258,583
U.S. Treasury Notes	0.13	2/28/2023	390,000		388,995
U.S. Treasury Notes	0.13	12/15/2023	180,000		178,348
U.S. Treasury Notes	0.13	1/31/2023	1,095,000		1,092,605
U.S. Treasury Notes	0.25	8/31/2025	245,000		238,071
U.S. Treasury Notes	0.25	9/30/2023	1,040,000	[a]	1,035,409
U.S. Treasury Notes	0.25	6/15/2024	520,000		513,805
U.S. Treasury Notes	0.25	10/31/2025	595,000	[a]	576,941
U.S. Treasury Notes	0.50	8/31/2027	625,000		599,268
U.S. Treasury Notes	0.63	5/15/2030	375,000		352,075
U.S. Treasury Notes	0.63	7/31/2026	205,000		200,251
U.S. Treasury Notes	0.63	12/31/2027	200,000		192,313
U.S. Treasury Notes	1.13	2/15/2031	720,000	[a]	703,041
U.S. Treasury Notes	1.50	2/15/2030	620,000	[a]	625,934
U.S. Treasury Notes	1.75	12/31/2026	75,000	[a]	77,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Treasury Securities - 2.7% (continued)
U.S. Treasury Notes	1.75	11/15/2029	15,000		15,444
U.S. Treasury Notes	2.00	11/15/2026	370,000		385,364
U.S. Treasury Notes	2.13	7/31/2024	200,000		207,281
U.S. Treasury Notes	2.25	11/15/2027	120,000		126,811
U.S. Treasury Notes	2.38	5/15/2027	495,000		525,647
U.S. Treasury Notes	2.50	1/31/2024	210,000		218,515
U.S. Treasury Notes	2.50	2/28/2026	345,000		365,188
U.S. Treasury Notes	2.63	12/31/2023	305,000	[a]	317,843
U.S. Treasury Notes	2.63	1/31/2026	120,000		127,617
U.S. Treasury Notes	2.88	11/30/2025	5,000		5,360
U.S. Treasury Notes	3.13	11/15/2028	220,000		245,979
				13,894,306
Utilities - .2%
Appalachian Power, Sr. Unscd. Notes, Ser. AA	2.70	4/1/2031	280,000		285,709
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000		184,244
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	240,000		269,560
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	230,000		264,598
				1,004,111
Total Bonds and Notes (cost $60,035,313)			61,627,896
Description			Shares		Value ($)
Common Stocks - 27.8%
Advertising - .0%
Omnicom Group			1,955		131,591
Aerospace & Defense - .3%
Howmet Aerospace			2,805		78,905
L3Harris Technologies			814		170,191
Lockheed Martin			1,379		459,648
Northrop Grumman			592		206,490
Raytheon Technologies			5,029		406,947
Teledyne Technologies			187	[g]	77,659
The Boeing Company			1,250	[g]	247,313
				1,647,153
Agriculture - .2%
Altria Group			7,361		313,873
Archer-Daniels-Midland			960		59,722
Philip Morris International			6,759		580,868
				954,463
Airlines - .1%
Delta Air Lines			5,100	[g]	184,620
Southwest Airlines			2,875	[g]	127,650
United Airlines Holdings			1,585	[g]	66,982
				379,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 27.8% (continued)
Automobiles & Components - .8%
BorgWarner	4,815	208,393
Ford Motor	21,775	417,862
General Motors	4,685	[g] 271,121
Tesla	2,872	[g] 3,287,751
		4,185,127
Banks - 1.2%
Bank of America	36,493	1,622,844
Citigroup	4,906	312,512
Citizens Financial Group	4,435	209,642
Comerica	2,895	238,924
Huntington Bancshares	9,285	137,789
JPMorgan Chase & Co.	9,614	1,526,992
M&T Bank	623	91,338
People's United Financial	5,885	100,280
Regions Financial	11,540	262,535
The PNC Financial Services Group	2,230	439,310
Truist Financial	5,473	324,604
U.S. Bancorp	8,125	449,637
Wells Fargo & Co.	11,244	537,238
Zions Bancorp	2,290	144,453
		6,398,098
Beverage Products - .4%
CVS Health	4,335	386,075
Molson Coors Beverage, Cl. B	1,840	81,770
Monster Beverage	3,998	[g] 334,952
PepsiCo	5,011	800,658
The Coca-Cola Company	13,183	691,448
		2,294,903
Building Materials - ..1%
Carrier Global	4,240	229,469
Johnson Controls International	3,162	236,391
		465,860
Chemicals - .5%
Air Products & Chemicals	767	220,466
Albemarle	805	214,524
Celanese	773	117,001
Dow	3,055	167,811
DuPont de Nemours	3,360	248,506
Eastman Chemical	1,785	186,158
Ecolab	553	122,473
FMC	696	69,732
Linde	1,988	632,462
LyondellBasell Industries, Cl. A	1,455	126,774
PPG Industries	880	135,670

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Chemicals - .5% (continued)
The Sherwin-Williams Company	759		251,411
Vulcan Materials	628		120,350
		2,613,338
Commercial & Professional Services - .4%
Automatic Data Processing	1,940		447,927
Cintas	455		192,096
Equifax	579		161,338
FLEETCOR Technologies	296	[g]	61,310
IHS Markit	1,431		182,910
Nielsen Holdings	3,950		75,682
S&P Global	1,736		791,147
		1,912,410
Consumer Discretionary - .4%
Chipotle Mexican Grill	116	[g]	190,636
D.R. Horton	1,990		194,423
Darden Restaurants	970		133,812
Hasbro	793		76,850
Hilton Worldwide Holdings	1,112	[g]	150,198
Lennar, Cl. A	1,875		196,969
Marriott International, Cl. A	1,377	[g]	203,190
MGM Resorts International	3,600		142,488
Norwegian Cruise Line Holdings	2,300	[g]	44,873
Penn National Gaming	1,180	[g]	60,451
Royal Caribbean Cruises	1,068	[g]	74,568
Starbucks	4,622		506,756
Whirlpool	646		140,660
Yum! Brands	696		85,497
		2,201,371
Consumer Durables & Apparel - .2%
NIKE, Cl. B	6,011		1,017,302
Tapestry	4,150		166,498
VF	1,095		78,544
		1,262,344
Consumer Staples - .3%
Church & Dwight	1,145		102,340
Colgate-Palmolive	3,080		231,062
The Estee Lauder Companies, Cl. A	756		251,045
The Procter & Gamble Company	8,699		1,257,701
		1,842,148
Diversified Financials - 1.2%
American Express	4,493		684,284
BlackRock	577		521,960
Capital One Financial	1,792		251,830
CME Group	732		161,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Diversified Financials - 1.2% (continued)
Discover Financial Services	1,739		187,551
Intercontinental Exchange	1,846		241,309
Invesco	8,985		200,635
Mastercard, Cl. A	3,061		963,970
Moody's	692		270,323
Morgan Stanley	4,770		452,291
Northern Trust	1,381		159,782
State Street	940		83,632
T. Rowe Price Group	856		171,157
The Charles Schwab	3,505		271,252
The Goldman Sachs Group	787		299,839
Visa, Cl. A	7,693		1,490,673
		6,411,909
Electronic Components - .5%
AMETEK	1,235		168,578
Amphenol, Cl. A	1,756		141,498
Emerson Electric	2,845		249,905
Fastenal	3,550		210,054
Fortive	1,255		92,707
Garmin	1,168		155,975
Honeywell International	2,989		604,495
PACCAR	2,645		220,646
Quanta Services	2,165		246,334
TE Connectivity	1,585		243,979
United Rentals	611	[g]	206,970
		2,541,141
Energy - .8%
Baker Hughes	3,420		79,823
Chevron	4,622		521,685
ConocoPhillips	7,062		495,258
Coterra Energy	7,250		145,580
Devon Energy	5,325		223,970
Diamondback Energy	1,550		165,432
Enphase Energy	421	[g]	105,250
EOG Resources	4,635		403,245
Exxon Mobil	11,471		686,425
Halliburton	4,010		86,576
Hess	1,685		125,566
Kinder Morgan	6,852		105,932
Marathon Oil	11,755		182,085
Marathon Petroleum	1,585		96,447
Occidental Petroleum	2,750		81,538
ONEOK	1,930		115,491
Phillips 66	1,480		102,372

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Energy - .8% (continued)
Pioneer Natural Resources	471		83,989
Schlumberger	7,885		226,142
The Williams Companies	1,775		47,552
Valero Energy	1,086		72,697
		4,153,055
Environmental Control - .0%
Waste Management	1,115		179,147
Food & Staples Retailing - .4%
Costco Wholesale	1,496		806,912
Sysco	1,860		130,274
The Kroger Company	3,215		133,519
Walgreens Boots Alliance	2,465		110,432
Walmart	7,242		1,018,442
		2,199,579
Food Products - .2%
Conagra Brands	2,645		80,805
General Mills	3,390		209,400
Lamb Weston Holdings	2,690		139,665
Mondelez International, Cl. A	4,860		286,448
The Hershey Company	673		119,451
The J.M. Smucker Company	720		91,058
Tyson Foods, Cl. A	1,210		95,542
		1,022,369
Forest Products & Paper - .0%
International Paper	2,340		106,517
Sylvamo	212	[g]	6,419
		112,936
Health Care - 3.6%
Abbott Laboratories	6,330		796,124
AbbVie	6,780		781,598
ABIOMED	235	[g]	73,973
Agilent Technologies	3,667		553,350
Align Technology	292	[g]	178,567
Amgen	3,439		683,948
Anthem	836		339,608
Baxter International	1,000		74,570
Becton Dickinson & Co.	290		68,771
Biogen	439	[g]	103,490
Boston Scientific	5,510	[g]	209,766
Bristol-Myers Squibb	7,588		406,944
Centene	2,830	[g]	202,090
Cigna	434		83,285
Corteva	2,493		112,185
Danaher	3,675		1,182,027

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Health Care - 3.6% (continued)
DexCom	410	[g]	230,662
Edwards Lifesciences	1,846	[g]	198,094
Eli Lilly & Co.	2,634		653,337
Gilead Sciences	4,680		322,592
HCA Healthcare	1,394		314,472
Henry Schein	830	[g]	58,980
Hologic	825	[g]	61,652
Humana	547		229,581
IDEXX Laboratories	678	[g]	412,271
Illumina	338	[g]	123,482
Intuitive Surgical	1,302	[g]	422,291
Johnson & Johnson	11,838		1,845,899
Laboratory Corp. of America Holdings	610	[g]	174,051
McKesson	503		109,030
Medtronic	3,667		391,269
Merck & Co.	7,145		535,232
Moderna	930	[g]	327,760
Pfizer	28,956		1,555,806
Quest Diagnostics	805		119,687
Regeneron Pharmaceuticals	328	[g]	208,782
ResMed	547		139,403
Steris	559		122,158
Stryker	716		169,427
Teleflex	131		38,962
The Cooper Companies	379	[g]	142,682
Thermo Fisher Scientific	2,123		1,343,498
UnitedHealth Group	3,713		1,649,389
Universal Health Services, Cl. B	906		107,569
Viatris	3,599		44,304
Zimmer Biomet Holdings	1,042		124,623
Zoetis	2,677		594,401
		18,621,642
Household & Personal Products - .1%
Kimberly-Clark	2,190		285,379
Industrial - .7%
3M	1,283		218,161
Caterpillar	1,778		343,776
Copart	965	[g]	140,079
Deere & Co.	1,345		464,751
Dover	1,264		207,106
Eaton	1,820		294,949
General Electric	3,431		325,911
Huntington Ingalls Industries	459		81,477

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Industrial - .7% (continued)
Illinois Tool Works	995		230,989
Ingersoll Rand	1,960		114,346
Otis Worldwide	714		57,406
Parker-Hannifin	660		199,360
Snap-on	691		142,284
Stanley Black & Decker	547		95,594
Textron	1,495		105,846
Trane Technologies	1,630		304,239
Westinghouse Air Brake Technologies	990		87,882
		3,414,156
Information Technology - 3.2%
Activision Blizzard	2,530	[g]	148,258
Adobe	2,114	[g]	1,416,063
Autodesk	1,103	[g]	280,372
Cadence Design Systems	3,250	[g]	576,745
Cognizant Technology Solutions, Cl. A	2,265		176,625
eBay	2,572		173,507
Electronic Arts	688		85,463
Fidelity National Information Services	18		1,881
Fiserv	835	[g]	80,594
International Business Machines	2,267		265,466
Intuit	1,192		777,542
Microsoft	29,174		9,644,633
MSCI	369		232,267
Oracle	7,188		652,239
Paychex	1,685		200,852
PayPal Holdings	4,278	[g]	790,959
Roper Technologies	373		173,128
salesforce.com	2,959	[g]	843,197
ServiceNow	645	[g]	417,766
The Western Union Company	2,770		43,821
		16,981,378
Insurance - .8%
Aflac	3,260		176,496
American International Group	4,230		222,498
Aon, Cl. A	551		162,969
Berkshire Hathaway, Cl. B	6,470	[g]	1,790,184
Chubb	913		163,856
Cincinnati Financial	1,075		122,443
Lincoln National	2,170		143,936
Marsh & McLennan	1,500		246,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Insurance - .8% (continued)
Prudential Financial	2,335		238,777
The Allstate	1,955		212,548
The Progressive	4,774		443,696
The Travelers Companies	1,223		179,720
Willis Towers Watson	448		101,176
		4,204,329
Internet Software & Services - 3.0%
Alphabet, Cl. A	1,168	[g]	3,314,726
Alphabet, Cl. C	1,217	[g]	3,467,282
Amazon.com	1,580	[g]	5,541,171
Booking Holdings	109	[g]	229,102
Etsy	205	[g]	56,289
Meta Platforms, Cl. A	8,983	[g]	2,914,624
Twitter	925	[g]	40,645
		15,563,839
Materials - .1%
Amcor	6,990		79,127
Ball	1,424		133,073
WestRock	3,225		139,933
		352,133
Media - .7%
Charter Communications, Cl. A	890	[g]	575,189
Comcast, Cl. A	14,751		737,255
Fox, Cl. A	1,795		64,099
Live Nation Entertainment	1,050	[g]	111,983
Netflix	1,797	[g]	1,153,494
The Walt Disney Company	6,359	[g]	921,419
ViacomCBS, Cl. B	3,680		113,896
		3,677,335
Metals & Mining - ..1%
Freeport-McMoRan	4,920		182,434
Newmont	3,695		202,929
		385,363
Real Estate - .7%
Alexandria Real Estate Equities	705	[h]	141,049
American Tower	919	[h]	241,219
AvalonBay Communities	590	[h]	140,933
Crown Castle International	1,443	[h]	262,121
Digital Realty Trust	1,168	[h]	195,920
Equinix	323	[h]	262,341
Equity Residential	1,390	[h]	118,581
Essex Property Trust	641	[h]	217,581
Extra Space Storage	696	[h]	139,200
Federal Realty Investment Trust	1,140	[h]	139,844

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Real Estate - .7% (continued)
Iron Mountain	2,760	[h]	125,414
Prologis	2,420	[h]	364,815
Public Storage	1,223	[h]	400,386
Regency Centers	1,970	[h]	136,600
SBA Communications	386	[h]	132,707
Simon Property Group	1,240	[h]	189,522
UDR	3,160	[h]	179,267
Ventas	1,715	[h]	80,468
Welltower	1,950	[h]	155,259
Weyerhaeuser	3,370	[h]	126,746
		3,749,973
Retailing - 1.0%
AutoZone	128	[g]	232,585
Best Buy	988		105,578
Dollar General	999		221,079
Dollar Tree	1,315	[g]	175,986
Expedia Group	657	[g]	105,836
Lowe's	3,142		768,502
McDonald's	2,597		635,226
O'Reilly Automotive	302	[g]	192,724
Ross Stores	1,641		179,017
Target	2,038		496,946
The Gap	3,420		56,533
The Home Depot	3,878		1,553,566
The TJX Companies	2,512		174,333
Tractor Supply	841		189,503
		5,087,414
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices	5,440	[g]	861,533
Analog Devices	2,643		476,401
Applied Materials	3,365		495,294
Broadcom	1,604		888,103
Intel	13,953		686,488
IPG Photonics	405	[g]	66,497
KLA	775		316,301
Lam Research	480		326,328
Microchip Technology	2,396		199,898
Micron Technology	300		25,200
NVIDIA	9,896		3,233,617
Qorvo	750	[g]	109,673
Skyworks Solutions	913		138,466
Texas Instruments	2,939		565,375
Xilinx	1,199		273,912
		8,663,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 27.8% (continued)
Technology Hardware & Equipment - 2.6%
Accenture, Cl. A	3,479		1,243,395
Apple	60,707		10,034,867
Corning	3,035		112,568
DXC Technology	2,550	[g]	76,475
F5	687	[g]	156,347
Fortinet	1,045	[g]	347,055
HP	5,166		182,256
Juniper Networks	5,270		164,055
Keysight Technologies	945	[g]	183,784
Kyndryl Holdings	453	[g]	7,157
MarketAxess Holdings	275		96,990
Qualcomm	4,075		735,782
Seagate Technology Holdings	2,080		213,554
Zebra Technologies, Cl. A	296	[g]	174,279
		13,728,564
Telecommunication Services - .4%
Arista Networks	1,360	[g]	168,722
AT&T	26,025		594,151
Cisco Systems	12,005		658,354
T-Mobile US	1,669	[g]	181,604
Verizon Communications	11,828		594,594
		2,197,425
Transportation - .5%
CSX	5,163		178,950
FedEx	1,145		263,774
Norfolk Southern	2,160		572,983
Union Pacific	3,968	[g]	935,020
United Parcel Service, Cl. B	2,610		517,746
		2,468,473
Utilities - .6%
Ameren	1,795		146,454
American Electric Power	2,230		180,742
CenterPoint Energy	5,220		135,250
CMS Energy	2,985		175,667
Consolidated Edison	3,670		284,939
DTE Energy	1,046		113,324
Duke Energy	1,581		153,373
Edison International	3,500		228,480
Entergy	962		96,527
Evergy	3,065		194,015
Eversource Energy	1,700		139,859
Exelon	6,025		317,698
FirstEnergy	4,175		157,231
NextEra Energy	6,872		596,352

Description		Shares		Value ($)
Common Stocks - 27.8% (continued)
Utilities - .6% (continued)
NiSource		3,490		85,540
NRG Energy		2,350		84,647
Public Service Enterprise Group		2,960		184,970
The AES		4,010		93,754
			3,368,822
Total Common Stocks (cost $70,941,766)		145,657,505

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000		385,500
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 60.6%
Registered Investment Companies - 60.6%
BNY Mellon Corporate Bond Fund, Cl. M		1,495,042	[i]	20,227,916
BNY Mellon Emerging Markets Fund, Cl. M		1,379,796	[g,i]	17,771,767
BNY Mellon Floating Rate Income Fund, Cl. Y		1,056,558	[i]	12,044,766
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,178,170	[g,i]	71,667,722
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,067,617	[g,i]	11,103,216
BNY Mellon High Yield Fund, Cl. I		2,035,800	[i]	12,275,871
BNY Mellon Income Stock Fund, Cl. M		1,596,003	[i]	16,454,791
BNY Mellon Intermediate Bond Fund, Cl. M		2,099,482	[i]	26,747,401
BNY Mellon International Equity Fund, Cl. Y		828,486	[g,i]	20,463,610
BNY Mellon International Fund, Cl. M		18,933	[g,i]	276,805
BNY Mellon International Small Cap Fund, Cl. Y		864,050	[g,i]	13,505,104
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		320,054	[g,i]	7,671,689
BNY Mellon Research Growth Fund, Cl. Y		849,556	[g,i]	19,293,416
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		747,368	[g,i]	26,815,553
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		619,490	[g,i]	18,293,529
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		207,099	[g,i]	5,274,801

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 60.6% (continued)
Registered Investment Companies - 60.6% (continued)
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		777,596	[i]	12,550,401
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.06	4,955,835	[i]	4,955,835
Total Investment Companies (cost $229,883,255)		317,394,193

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,803,600)	0.06	1,803,600	[i]	1,803,600
Total Investments (cost $363,038,934)		100.6%	526,868,694
Liabilities, Less Cash and Receivables		(0.6%)	(2,958,654)
Net Assets		100.0%	523,910,040

GO—General Obligation

a Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $4,130,707 and the value of the collateral was $4,234,731, consisting of cash collateral of $1,803,600 and U.S. Government & Agency securities valued at $2,431,131. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $4,601,492 or .88% of net assets.

d Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Commercial Mortgage-Backed	-	866,822	-	866,822
Corporate Bonds	-	26,010,672	-	26,010,672
Equity Securities - Common Stocks	145,657,505	-	-	145,657,505
Equity Securities - Preferred Stocks	385,500	-	-	385,500
Investment Companies	319,197,793	-	-	319,197,793
Municipal Securities	-	3,864,843	-	3,864,843
U.S. Government Agencies Mortgage-Backed	-	16,991,253	-	16,991,253
U.S. Treasury Securities	-	13,894,306	-	13,894,306

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $163,829,760, consisting of $166,232,907 gross unrealized appreciation and $2,403,147 gross unrealized depreciation

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.